Nature of operations and reorganization (Tables)	12 Months Ended
Dec. 31, 2025
Nature of operations and reorganization
Schedule of major subsidiaries and consolidated VIEs

As of December 31, 2025, the Company’s major subsidiaries and consolidated VIEs are as follows:

			Percentage
			of direct or
			indirect
	Date of	Place of	economic
	incorporation	incorporation	interest	Principal activities
The Company:
Jianpu	June 1, 2017	The Cayman Islands		Investment holding
Major subsidiaries of the Company:
Jianpu (Hong Kong) Limited (“Jianpu HK”)	June 19, 2017	Hong Kong	100%	Investment holding
Beijing Rongqiniu Information Technology Co., Ltd.	August 21, 2017	PRC	100%	Platform business
Beijing Rongsanliuling Information Technology Co., Ltd.	November 5, 2018	PRC	100%	Platform business
CC Information Limited	Acquired in August 2019	Hong Kong	85%	Platform business
Shanghai Chengjian Information Technology Co., Ltd.	February 26, 2019	PRC	100%	Platform business
Major VIEs consolidated without equity ownership:
Beijing Rongdiandian Information Technology Co., Ltd.	March 3, 2017	PRC	100%	Platform business
Beijing Kartner Information Technology Co., Ltd. (“KTN”)	Acquired in October 2018	PRC	100%	Platform business
Beijing Guangkezhixun Information Technology Co., Ltd.	July 31, 2019	PRC	100%	Platform business

Schedule of financial information of the Group's VIEs

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
			Note 2(f)
Cash and cash equivalents	47,493	18,916	2,705
Accounts receivable, net	44,392	25,181	3,601
Amount due from related party other than the subsidiaries of the Group	33,210	135,572	19,387
Prepayments and other current assets	29,019	24,034	3,437
Property and equipment, net	8,706	—	—
Long-term investments	—	2,305	330
Other non-current assets	1,288	90	13
Total assets	164,108	206,098	29,473
Accounts payable	11,121	11,549	1,651
Advances from customers	559	413	59
Tax payable	8,006	9,701	1,387
Amount due to the subsidiaries of the Group*	185,619	234,683	33,559
Accrued expenses and other current liabilities	5,296	2,325	332
Amount due to related party other than the subsidiaries of the Group	—	176	25
Total liabilities	210,601	258,847	37,013

*The balances are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements.

	For the Year Ended
	December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
				Note 2(f)
Revenues:
Third-party revenues	240,099	167,614	71,333	10,201
Inter-company revenues*	224,919	83,182	24,650	3,525
Total revenues	465,018	250,796	95,983	13,726
Third-party costs and expenses	(422,502)	(294,595)	(112,523)	(16,091)
Inter-company costs and expenses*	(33,190)	(29,500)	(6,523)	(933)
Total costs and expenses	(455,692)	(324,095)	(119,046)	(17,024)
Others	204	31,919	16,410	2,346
Income/(Loss) before income tax	9,530	(41,380)	(6,653)	(952)
Income tax benefits/(expenses)	232	(321)	(86)	(12)
Net income / (loss)	9,762	(41,701)	(6,739)	(964)

*The transactions are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements.

	For the Year Ended
	December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
				Note 2(f)
Cash flows from operating activities
Net cash used in transactions with third-party	(313,965)	(144,504)	(6,409)	(916)
Net cash provided by transactions with inter-company	314,502	128,053	(35,188)	(5,032)
Net cash provided by/(used in) operating activities	537	(16,451)	(41,597)	(5,948)
Cash flows from investing activities
Proceeds from maturity of short-term investments and restricted investment with third-party	—	—	60,000	8,580
Purchases of short-term investments and restricted investment with third-party	—	—	(60,000)	(8,580)
Net cash provided by transactions with third-party	—	114	11,800	1,687
Purchase of restricted time deposits	(1,000)	—	—	—
Cash paid for long-term investments with third-party	—	—	(1,500)	(214)
Cash received from disposal of long-term investments with third-party	—	—	2,720	389
Cash outflow from deconsolidation of subsidiaries, net of cash disposed	—	30,752	—	—
Net cash (used in)/provided by investing activities	(1,000)	30,866	13,020	1,862
Cash flows from financing activities
Net cash provided by transactions with inter-company	—	—	—	—
Net cash provided by financing activities	—	—	—	—
Net (decrease)/increase in cash and cash equivalents and restricted cash	(463)	14,415	(28,577)	(4,086)
Cash and cash equivalents and restricted cash at beginning of the year	33,541	33,078	47,493	6,791
Cash and cash equivalents at end of the year	33,078	47,493	18,916	2,705